Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Gross Cost and Accumulated Amortization of Intangible Assets

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	June 30, 2013
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(49)	$245
TiO2 technology	32	(4)	28
Internal-use software	39	(4)	35
Other	9	(4)	5

Total	$374	$(61)	$313

	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software	38	(2)	36
Other	9	(3)	6

Total	$373	$(47)	$326

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	Successor
	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software(1)	38	(2)	36
In-process research and development	5	(2)	3
Trade names	3	(1)	2
Other	1	—	1

Total	$373	$(47)	$326

(1)	In connection with the Transaction, the Company acquired internal-use software, which was valued at $12 million on the Transaction Date. See Note 5.

	Successor
	December 31, 2011
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(19)	$275
TiO2 technology	32	(2)	30
Internal-use software	12	—	12
In-process research and development	5	(1)	4
Trade names	3	—	3
Other	1	—	1

Total	$347	$(22)	$325

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets was as follows:

Total Amortization
2013	$14
2014	27
2015	26
2016	25
2017	25
Thereafter	196

Total	$313

Estimated future amortization expense related to intangible assets is as follows:

Total Amortization
2013	$27
2014	27
2015	27
2016	25
2017	25
Thereafter	195

Total	$326